Stockholder’s Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Stockholder’S Equity [Abstract]
STOCKHOLDER’S EQUITY

9 - STOCKHOLDER’S EQUITY

Prior to the effectiveness of the stock split discussed below, the Company was authorized to issue 400 shares of common stock having a par value of $0.01 per share and 40 shares of preferred stock having a par value of $0.01 per share. There were 200 shares of common stock were issued and outstanding prior to the effectiveness of the stock split.

On March 27, 2024, the Company’s board of directors approved a 1-for-110,000 stock split of the Company’s capital stock. The stock split became effective on April 2, 2024. The par value of the Company’s common stock remained unchanged at $0.01 per share, and the number of authorized shares of the Company’s capital stock was increased from 440 to 48,400,000, with the number of authorized shares of common stock and preferred stock being increased from 400 to 44,000,000 and from 40 to 4,400,000, respectively.

On June 7, 2024, the Company completed its initial public offering and issued 2,250,000 shares of common stock, at a price of $4.00 per share. The gross proceeds of the offering were $9.0 million, prior to deducting the underwriting discounts, commissions and offering expenses payable by the Company. In addition, the Company granted the underwriters a 30-day option to purchase an additional 337,500 shares of common stock at the initial public offering price, less underwriting discounts and commissions, to cover over-allotments. On June 25, 2024, the Company issued an additional 337,500 shares of common stock to the underwriters for gross proceeds of $1.4 million upon full exercise of the underwriters’ over-allotment option. Net proceeds received by the Company from the initial public offering, including the exercise of over-allotment option, were approximately $9.2 million.

Upon the closing of IPO offering in June 2024, the Company issued to Benchmark the representative of the underwriters warrants to purchase 129,375 shares of common stock. The Representative’s Warrants have an exercise price equal to $4.00 per share and are exercisable until the date on June 7, 2029, after the date of commencement on December 7, 2024. The Representative’s Warrants are also exercisable on a cashless basis. As the Representative’s Warrants are considered indexed to the Company’s own stock and meet the criteria for equity classification according to ASC:815-40, the Representative’s Warrants are classified as equity. None of the Representative’s Warrants were exercised as of December 31, 2024.

The fair value of the warrant, using the Black-Scholes Model on the date of issuance was $274,472. The key inputs into the Black-Scholes Model variables were as follows at measurement date:

June 7, 2024
Stock price	$4.00
Risk-free interest rate	4.46%
Volatility	56.52%
Exercise price	$4.00
Dividend yield	$-

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of March 31, 2024	-	-	-
Issued	129,375	$4.00	4.5
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of December 31, 2024	129,375	$4.00	4.4

As of December 31, 2024 and March 31, 2024, the subscription receivable represents the unpaid capital contribution of $219,998 by the stockholders.

During the nine months ended December 31, 2023, Mr. Ou paid certain vendors of the Company to settle certain accounts payable balance on behalf the Company. On June 30, 2023, the Company transferred $2.26 million, a portion of the accounts payable balance, along with a cash contribution of $0.14 million from Mr. Zhou Ou as capital contribution (see Note 13). As of June 30, 2023, a total of $2.4 million were transferred and recorded as capital contribution (see Note 13).

9 - STOCKHOLDER’S EQUITY

Prior to the effectiveness of the stock split discussed below, the Company was authorized to issue 400 shares of common stock having a par value of $0.01 per share and 40 shares of preferred stock having a par value of $0.01 per share. There were 200 shares of common stock were issued and outstanding prior to the effectiveness of the stock split.

On March 27, 2024, the Company’s board of directors approved a 1-for-110,000 stock split of the Company’s capital stock. The stock split became effective on April 2, 2024. The par value of the Company’s common stock remained unchanged at $0.01 per share, and the number of authorized shares of the Company’s capital stock was increased from 440 to 48,400,000, with the number of authorized shares of common stock and preferred stock being increased from 400 to 44,000,000 and from 40 to 4,400,000, respectively.

As of March 31, 2024 and 2023, the subscription receivable represents the unpaid capital contribution of $219,998 by the stockholders.

During the year ended March 31, 2024, Mr. Ou paid certain vendors of the Company to settle certain accounts payable balance on behalf the Company. On June 30, 2023, the Company transferred $2.26 million, a portion of the accounts payable balance, along with a cash contribution of $0.14 million from Mr. Zhou Ou as capital contribution (see Note 13). As of March 31, 2024, a total of $2.4 million were transferred and recorded as capital contribution (see Note 13).